Wells, Pipelines, Properties, Plant and Equipment, Net - Detailed Information About Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)		Dec. 31, 2020 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 1,276,129,521
Ending balance	$ 61,920,111	1,274,532,607		$ 1,276,129,521
Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,380,637,120		3,267,177,099
Acquisitions		180,344,668		169,864,041
Reclassifications		905,862		(1,534,443)
Impairment presentation		378,759,158	[1]
(Impairment)		(157,861,308)		(159,940,332)
Reversal of impairment		156,650,713		123,586,632
Disposals		(129,530,286)		(18,515,877)
Ending balance		3,811,116,522		3,380,637,120
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(2,104,507,599)		(1,989,628,537)
Depreciation and amortization		(133,431,365)		(129,631,820)
Reclassifications		(905,862)		1,534,443
Impairment presentation		(378,759,158)	[1]
Disposals		82,230,664		13,218,315
Ending balance		(2,536,583,915)		(2,104,507,599)
Plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		291,122,824
Ending balance		268,996,454		291,122,824
Plants [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		811,705,022		848,841,327
Acquisitions		16,202,848		13,934,129
Reclassifications		3,218,834		(1,446,201)
Impairment presentation		113,522,135	[1]
Capitalization		8,292,881		9,906,725
(Impairment)		(43,670,755)		(66,031,126)
Reversal of impairment		38,499,016		9,797,281
Disposals		(1,455,531)		(3,297,113)
Ending balance		951,486,189		811,705,022
Plants [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(520,582,198)		(481,465,163)
Depreciation and amortization		(39,126,110)		(42,071,837)
Reclassifications		(4,541,518)		1,782,525
Impairment presentation		(113,522,135)	[1]
Disposals		453,965		1,172,277
Ending balance		$ (682,489,735)		(520,582,198)
Plants [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%	3.00%
Estimated useful lives	20 years	20 years
Plants [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	5.00%	5.00%
Estimated useful lives	35 years	35 years
Drilling equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 7,590,189
Ending balance		$ 7,267,028		7,590,189
Depreciation rates	5.00%	5.00%
Estimated useful lives	20 years	20 years
Drilling equipment | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 13,492,631		13,092,824
Acquisitions		57,182		246,351
Impairment presentation		(1,217)	[1]
Reversal of impairment				153,456
Ending balance		13,548,596		13,492,631
Drilling equipment | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(5,902,442)		(5,517,449)
Depreciation and amortization		(395,756)		(384,993)
Reclassifications		15,413
Impairment presentation		1,217	[1]
Ending balance		(6,281,568)		(5,902,442)
Pipelines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		280,815,336
Ending balance		259,038,544		280,815,336
Pipelines [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		481,791,665		460,935,077
Acquisitions		4,008,698		1,911,502
Reclassifications		(507,065)		228,056
Impairment presentation		24,292,290	[1]
Capitalization		3,923,149		19,022,425
(Impairment)		(25,193,511)		(9,392,862)
Reversal of impairment		23,545,676		11,943,047
Disposals		(18,032,858)		(2,855,580)
Ending balance		495,475,879		481,791,665
Pipelines [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(200,976,329)		(189,419,296)
Depreciation and amortization		(16,731,217)		(14,042,861)
Reclassifications		(90,202)		(90,590)
Impairment presentation		(24,292,290)	[1]
Disposals		7,300,538		2,576,418
Ending balance		$ (236,437,335)		(200,976,329)
Pipelines [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	2.00%	2.00%
Estimated useful lives	15 years	15 years
Pipelines [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	7.00%	7.00%
Estimated useful lives	45 years	45 years
Wells [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 305,861,446
Ending balance		305,091,542		305,861,446
Wells [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,387,228,249		1,303,668,946
Acquisitions		31,584,832		15,602,539
Reclassifications		64,049
Impairment presentation		121,070,386	[1]
Capitalization		43,076,120		42,183,243
(Impairment)		(62,151,433)		(48,028,474)
Reversal of impairment		72,569,176		73,801,995
Disposals		(95,061,066)
Ending balance		1,487,962,570		1,387,228,249
Wells [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,081,366,803)		(1,025,041,461)
Depreciation and amortization		(56,070,192)		(56,325,342)
Reclassifications		(89,082)
Impairment presentation		(121,070,386)	[1]
Disposals		65,307,692
Ending balance		(1,182,871,028)		(1,081,366,803)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		20,418,199
Ending balance		24,855,535		20,418,199
Buildings | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		60,311,739		63,318,227
Acquisitions		287,710		1,118,794
Reclassifications		115		361,131
Impairment presentation		9,817,972	[1]
Capitalization		294,044		616,006
(Impairment)				(65,964)
Reversal of impairment				1,563,299
Disposals				(6,599,754)
Ending balance		70,711,580		60,311,739
Buildings | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(39,893,540)		(43,624,163)
Depreciation and amortization		(1,846,486)		(1,989,834)
Reclassifications		5,701,953		(103,562)
Impairment presentation		(9,817,972)	[1]
Disposals				5,824,019
Ending balance		$ (45,856,045)		(39,893,540)
Buildings | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%	3.00%
Estimated useful lives	33 years	33 years
Buildings | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	7.00%	7.00%
Estimated useful lives	35 years	35 years
Offshore platforms [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 150,114,565
Ending balance		$ 151,810,657		150,114,565
Depreciation rates	4.00%	4.00%
Estimated useful lives	25 years	25 years
Offshore platforms [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 354,353,029		326,482,942
Acquisitions		4,630,358		3,696,726
Reclassifications		(2,931,778)		0
Impairment presentation		67,305,005	[1]
Capitalization		4,659,693		15,695,486
(Impairment)		(5,503,546)		(16,210,995)
Reversal of impairment		20,727,844		25,872,979
Disposals		(12,131,094)		(1,184,109)
Ending balance		415,885,213		354,353,029
Offshore platforms [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(204,238,464)		(193,535,087)
Depreciation and amortization		(16,627,864)		(11,671,929)
Reclassifications		51,568
Impairment presentation		(67,305,005)	[1]
Disposals		8,820,911		968,552
Ending balance		(264,074,556)		(204,238,464)
Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		5,492,140
Ending balance		4,615,348		5,492,140
Furniture and equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		48,829,010		50,407,562
Acquisitions		974,167		294,329
Reclassifications		2,049		410,240
Impairment presentation		(328,799)	[1]
Capitalization		152,540		8,835
Reversal of impairment				8,159
Disposals		(318,412)		(2,300,115)
Ending balance		49,310,555		48,829,010
Furniture and equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(43,336,870)		(43,047,957)
Depreciation and amortization		(2,008,187)		(2,249,987)
Reclassifications		59,141		(203,053)
Impairment presentation		328,799	[1]
Disposals		261,910		2,164,127
Ending balance		$ (44,695,207)		(43,336,870)
Furniture and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%	3.00%
Estimated useful lives	3 years	3 years
Furniture and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	10.00%	10.00%
Estimated useful lives	10 years	10 years
Transportation equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 8,618,579
Ending balance		13,474,475		8,618,579
Transportation equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		16,829,532		16,355,218
Acquisitions		326,998		552,865
Reclassifications		130,971		7,586
Impairment presentation		6,303,440	[1]
Capitalization		5,235,745		1,532
(Impairment)				0
Reversal of impairment				426,560
Disposals		(292,249)		(514,229)
Ending balance		28,534,437		16,829,532
Transportation equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(8,210,953)		(7,977,961)
Depreciation and amortization		(625,553)		(895,037)
Reclassifications		103,085		149,123
Impairment presentation		(6,303,440)	[1]
(Impairment)		(108,749)
Disposals		85,648		512,922
Ending balance		$ (15,059,962)		(8,210,953)
Transportation equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	4.00%	4.00%
Estimated useful lives	5 years	5 years
Transportation equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	20.00%	20.00%
Estimated useful lives	25 years	25 years
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 161,870,424	[2]
Ending balance		194,617,031	[2]	161,870,424	[2]
Construction in progress [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		161,870,424	[2]	139,925,440	[2]
Acquisitions		122,214,783	[2]	131,963,334	[2]
Reclassifications		127,142	[2]	(1,234,963)	[2]
Impairment presentation		36,777,946	[2]
Capitalization		(65,840,388)	[2]	(87,150,784)	[2]
(Impairment)		(21,233,314)	[2]	(20,210,911)	[2]
Reversal of impairment		1,309,001	[2]	19,856	[2]
Disposals		(1,714,397)	[2]	(1,441,548)	[2]
Ending balance		253,435,510	[2]	161,870,424	[2]
Construction in progress [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0	[2]
Reclassifications		(2,116,220)	[2]
Impairment presentation		(36,777,946)	[1],[2]
Ending balance		(58,818,479)	[2]	0	[2]
Lands
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		44,225,819
Ending balance		44,765,993		44,225,819
Lands | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		44,225,819		44,149,536
Acquisitions		57,092		543,472
Reclassifications		276,866		115,107
Capitalization		206,216		(283,468)
Disposals				(298,828)
Ending balance		44,765,993		44,225,819
Lands | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0
Ending balance				0
Unproductive fixed assets [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications		524,679		24,601
Disposals		$ (524,679)		$ (24,601)

[1]	To present the accumulated effect of impairment as part of the accumulated depreciation and amortization. This presentation does not affect the net value of wells, pipelines, properties, plant and equipment.
[2]	Mainly wells, pipelines and plants.